SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO and Board Chair of Elong Power	CEO and Board Chair of Elong Power
Amounts due to related parties		$ 4,713
Ms Xiaodan Liu One [Member]
Related Party Transaction [Line Items]
Relationship with the company		CEO and Board Chair of Elong Power
Amounts due to related parties		$ 75,060
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 79,773